Deferred revenue - Schedule of Deferred Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Deferred Revenue [Abstract]
Opening balance	$ 5,332,194	$ 4,057,517
Additional deferred revenue accrual	802,055	5,302,014
Revenue release from deferred revenue	(4,140,620)	(4,027,337)
Ending Balance	$ 1,993,629	$ 5,332,194